SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVE (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	7 years	7 years